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                      [PaineWebber Life Insurance Company]

                                                         August 27, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:         PaineWebber Life Variable Annuity Account
                        File No. 811-7536
                        Rule 30b2-1 Filing

Commissioners:

            As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), PaineWebber Life Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report of the underlying management investment company, Mitchell Hutchins Series Trust. This filing constitutes the filing of that report as required by Rule 30b2-1 under the Act.

            Pursuant to Rule 30d-1 under the Act, on August 28, 1999, Mitchell Hutchins Series Trust filed its semi-annual report with the Commission via EDGAR. To the extent necessary, that filing is incorporated herein by reference.

                                                         Sincerely,

                                                         /s/ Gerianne J. Silva
                                                         Gerianne J. Silva

cc: Kimberly J. Smith